EQUITY-BASED COMPENSATION - Non-vested stock options (Details) - WUP Stock Option - Stock options shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Stock Options
Beginning balance (in share) | shares	10,987
Vested | shares	(6,940)
Expired (in shares) | shares	(23)
Forfeited | shares	(53)
Ending balance (in share) | shares	3,971
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 1.41
Vested (in dollars per share) | $ / shares	1.29
Expired (in dollars per share) | $ / shares	1.16
Forfeited | $ / shares	0.69
Ending balance (in dollars per share) | $ / shares	$ 1.63